Bonds Payable	12 Months Ended
Dec. 31, 2018
Bonds Payable
Bonds Payable

12.    Bonds Payable

On November 2, 2016, the Company’s subsidiary, Shandong Borun has issued a private placement bonds (the “Bonds”) with a principal amount of RMB300,000,000 ($43,615,301) that registered with the Shanghai Stock Exchange. The proceeds from the issuance of the Bonds were used in the purpose for the Company’s working capital and capital expenditures. The Bonds were issued at face value of RMB100 ($14) each, bear a fixed annual interest rate of 6.5%, with maturity on November 2, 2021, and RMB 100,000,000 ($14,538,434) would be repaid at the end of each of the third, fourth and fifth year life of the Bonds.

The imputed interest rate in connection with the Bonds was 6.75%. Interests of the Bonds charged to the consolidated statement of income for the year ended December 31, 2016, 2017, and 2018 was RMB 2,865,835,  RMB 20,263,965,  and RMB 21,955,630 ($3,192,005), respectively. The Company has prepaid interests of RMB3,000,000 ($432,464) at the time of the issuance of the Bonds on November 2, 2016. As of December 31, 2016, 2017 and 2018, the prepaid interest of RMB 134,165 and RMB 781,737 and RMB 181,737 ($26,422), respectively, was outstanding and recorded as prepaid expense under current assets.

Debt issuance costs associated to the Bonds of RMB7,075,472 ($1,028,663) represented cost incurred for professional services from the sponsors and other various parties, which was net of “Bonds payable in connection with Bonds” in the balance sheets. The amortized debt issuance costs of the Bonds based on imputed interest rate of 6.75% for the years ended December 31, 2016, 2017 and 2018 were RMB 244,923, RMB 1,411,537, and RMB 1,413,655 ($205,523), respectively, which was recorded as “Interest expense” in the statements of income and comprehensive income. As of December 31, 2016, 2017 and 2018, unamortized debt issuance costs associated to the Bonds was RMB 6,830,549, RMB 5,419,012, and RMB 4,005,357 ($582,316), respectively.

As of December 31, 2016, 2017, and 2018 non-current bonds payable less unamortized debt issuance costs was RMB 293,169,451, RMB 294,580,988, and RMB 195,994,643 ($28,494,555), respectively. RMB 100,000,000 ($14,538,436) has been classified as bonds payable current portion for the amount due within one operating period.